                              Allmerica Financial
                                                                    Annual
                                                                    Report
-------------------------------------------------------------------
                                 DECEMBER 31, 2001
                                                                    Allmerica
                                                                    Investment
                                                                    Trust

                                                                    . Money
                                                                      Market
                                                                      Fund

                                                                    . Select
                                                                      Investment
                                                                      Grade
                                                                      Income
                                                                      Fund



                                    [GRAPHIC]



[LOGO] Allmerica Logo
                                     2001

      Table of Contents





                    A Letter from the Chairman.........   1
                    Select Investment Grade Income Fund   2
                    Money Market Fund..................   3

                    FINANCIALS......................... F-1

For information on ordering additional copies of this report, see Client Notices on page F-21.

One or more Funds may not be available under the variable annuity or variable life insurance policy which you have chosen. Inclusion in this report of a Fund which is not available under your policy is not to be considered a solicitation.

      A Letter from the Chairman




[PHOTO]
   JOHN F. O'BRIEN
   Chairman
                Dear Client:

                Equity markets around the world continued their downward slide during 2001, following the trend that started in 2000. The U.S. stock market attempted rebounds in both the second and fourth quarters, but the S&P 500(R) Index still ended the period at 1148.08, down 172.20 points from where it had begun the year. The U.S. economy virtually ground to a halt during the period, officially entering recession as the year drew to a close. As the longest business expansion in U.S. history was coming to an end, the Federal Reserve Board continued its valiant efforts to stimulate economic growth by cutting interest rates a record
                11 times during the period. By year-end, the target Federal Funds Rate stood at 1.75%, the lowest level in 40 years. European and Asian economies largely mirrored the United States economy during 2001, with many overseas equity markets declining in parallel with the U.S. market.

U.S. consumers generally ignored the negative news from the equity markets, spending strongly throughout most of the year. However, following the horrific terrorist attacks of September 11th, many people shifted their primary focus to family and security issues. Retail sales began to slow in September, spiked higher in October, then declined into year-end. However, real estate and automobile sales remained strong throughout, thanks to low financing rates. The resilient U.S. stock market bottomed out about two weeks after the terrorist incidents, rebounding sharply during the fourth quarter.

During the first part of the year, short-term interest rates fell in concert with Federal Reserve Board rate cuts, but long-term interest rates rose, as investors became concerned about possible future inflation and the likelihood of lower federal budget surpluses. That changed during the latter part of the year, as long-term interest rates finally began to fall as the Federal Reserve continued its stream of interest rate cuts. The Select Investment Grade Income Fund rose 7.94% during the period, underperforming its benchmark. This underperformance was primarily due to a large position in long-term bonds during the early portion of the year, whose prices fell as long term interest rates rose.

The money markets responded as expected to the Federal Reserve Board's interest rate cuts, as returns gradually fell throughout the reporting period. Our Money Market Fund returned 4.28% for the year, outperforming its benchmark. The Fund's manager took advantage of declining interest rates by holding securities with a modestly longer average weighted maturity, in order to maintain the higher yields for a longer period of time.

We look forward to serving more of your financial needs through our broad array of insurance and retirement products.

On behalf of the Board of Trustees

/s/ John F. O'Brien
John F. O'Brien

Chairman of the Board

Allmerica Investment Trust

Select Investment Grade Income Fund

    The Select Investment Grade Income Fund returned 7.94% for 2001, underperforming its benchmark, the Lehman Brothers Aggregate Bond Index, which returned 8.43%.

During 2001, bonds performed better than stocks for the second year in a row. Optimism prevailed in the first quarter, spurred by lower short-term interest rates. In the second quarter, corporate profits continued to shrink, with payment defaults at near-record levels. During the third quarter, American consumers began to cut back their spending and bonds rallied in response to more interest rate cuts by the Federal Reserve Board. The quarter ended with the September 11th terrorist attacks leaving consumers nervous about their economic future and physical safety, and bonds rallied strongly. By the middle of the fourth quarter, the bond market began to anticipate an economic recovery and the 10-year Treasury bond yield rose and its price fell.

The Fund's modest underperformance compared with its benchmark was a result of holdings of mortgage-backed securities, which suffered from many homeowners refinancing their mortgages at lower rates. On the other hand, asset-backed securities and U.S. agency securities helped produce the Fund's positive performance for the year. Avoiding corporate bonds issued by companies whose collapses took the investment community by surprise also helped performance.

Although some analysts are predicting an economic recovery in 2002, the Investment Sub-Adviser believes that it is likely to be muted. Additionally, bond investors will probably not see significant price rises and may need to be content with income. More positively, any economic recovery is likely to be less vigorous than recent ones, which may benefit bond investors.

Investment Sub-Adviser
Allmerica Asset Management, Inc.

About the Fund
The Fund's objective is to generate a high level of total return which includes capital appreciation as well as income.

                             Portfolio Composition

As of December 31, 2001, the sector allocation of net assets was:

                                    [CHART]




         U.S. Government & Agency Obligations                  49%
         Corporate Notes & Bonds                               27%
         U.S. Government Agency Mortgage-Backed Securities     11%
         Asset-Backed & Mortgage-Backed Securities              6%
         Foreign Bonds                                          5%
         Other                                                  2%

                         Average Annual Total Returns

          Period Ending December 31, 2001      1 Year 5 Years 10 Years
          Select Investment Grade Income Fund  7.94%   6.86%   7.07%

          Lehman Brothers Aggregate Bond Index 8.43%   7.43%   7.23%
          Lipper Intermediate Investment
          Grade Debt Funds Average             8.24%   6.60%   6.75%

                   Growth of a $10,000 Investment Since 1991

                                    [CHART]



Select Investment Grade Income Fund
12/31/1991               $10,000
12/31/1992               $10,833
12/31/1993               $12,004
12/31/1994               $11,649
12/31/1995               $13,727
12/31/1996               $14,215
12/31/1997               $15,558
12/31/1998               $16,799
12/31/1999               $16,636
12/31/2000               $18,351
12/31/2001               $19,808

Lehman Brothers Aggregate Bond Index
12/31/1991               $10,000
12/31/1992               $10,742
12/31/1993               $11,789
12/31/1994               $11,446
12/31/1995               $13,560
12/31/1996               $14,050
12/31/1997               $15,206
12/31/1998               $16,747
12/31/1999               $16,610
12/31/2000               $18,542
12/31/2001               $20,105

The Select Investment Grade Income Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of all fixed rate debt issues with an investment grade rating, at least one year to maturity and an outstanding par value of at least $25 million. The Lipper Intermediate Investment Grade Debt Funds Average tracks the performance of funds investing in intermediate-term corporate and government debt securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.




--------------------------------------------------------------------------------

Money Market Fund



    The Money Market Fund returned 4.28% for the year, outperforming its benchmark, the iMoneyNet, Inc.'s Money Fund Report Averages: 1st Tier
Taxable Index, which returned 3.55%.

The year 2001 was marked by a decline in consumer confidence, a deterioration of economic fundamentals, and the September terrorist attacks. Throughout the period, the Federal Reserve Board lowered short-term interest rates to counteract a deterioration of economic fundamentals that led to the first recession in ten years.

During 2001 the Fund's performance was generally helped by adding securities with relatively longer maturity dates, so that their yields held up better when the Federal Reserve Board cut interest rates throughout the year. The Fund's performance was also helped by avoiding securities of corporations whose good credit ratings had declined and by favoring securities issued by banks able to maintain their credit ratings. Floating rate notes, whose variable rates are adjusted periodically, helped stabilize returns, as well.

Looking ahead, the Investment Sub-Adviser believes that the Federal Reserve Board is likely to stop cutting rates so it can step back and monitor the cumulative effects of the cuts on the economy. It appears that yields on fixed income securities may revert to their more normal behavior where longer-term bonds yield higher results. This change in the relationship between maturity and yields should continue to allow the Investment Sub-Adviser to focus on those securities that present the highest incremental return over the long run.

                         Average Annual Total Returns

           Period Ending December 31, 2001   1 Year 5 Years 10 Years
           Money Market Fund                 4.28%   5.37%   4.87%

           Money Fund Report Averages:
           1st Tier Taxable                  3.55%   4.78%   4.38%
           Lipper Money Market Funds Average 3.73%   4.96%   4.54%

                     Average Yield as of December 31, 2001

                      Money Market Fund 7-Day Yield 2.10%

                   Growth of a $10,000 Investment Since 1991

                                    [CHART]


       Money Market Fund

12/91            $10,000
12/92            $10,378
12/93            $10,689
12/94            $11,073
12/95            $11,719
12/96            $12,347
12/97            $12,965
12/98            $13,679
12/99            $14,389
12/00            $15,311
12/01            $15,966

 Money Fund Report Averages: 1st Tier Taxable

12/91            $10,000
12/92            $10,333
12/93            $10,605
12/94            $10,996
12/95            $11,594
12/96            $12,160
12/97            $12,769
12/98            $13,403
12/99            $14,015
12/00            $14,828
12/01            $15,354




The Money Market Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time. The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other Government Agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. iMoneyNet, Inc. is an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis.
The Lipper Money Market Funds Average is the average investment performance of funds within the money market category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.
Investment Sub-Adviser
Allmerica Asset Management, Inc.

About the Fund
Strives to maximize current income for investors while preserving capital and liquidity.

                             Portfolio Composition

As of December 31, 2001, the sector allocation of net assets was:

                                    [CHART]


 Corporate Notes               59%
 Commercial Paper              27%
 Investment Company             4%
 Municipal                      4%
 Other                          6%




--------------------------------------------------------------------------------

                      SELECT INVESTMENT GRADE INCOME FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------


                                                  Moody's Ratings      Value
 Par Value                                          (Unaudited)       (Note 2)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (f) - 11.0%

             Fannie Mae - 8.7%
$ 6,437,058  6.00%, 03/01/03 - 03/01/29              Aaa         $    6,360,823
 26,852,453  6.50%, 05/01/08 - 12/01/29              Aaa             27,002,109
  7,914,423  7.00%, 08/01/10 - 06/01/30              Aaa              8,143,663
  5,276,470  7.50%, 01/01/07 - 05/01/30              Aaa              5,468,513
  1,148,033  8.00%, 04/01/09 - 04/01/23              Aaa              1,217,971
    344,334  8.50%, 07/01/08 - 06/01/30              Aaa                363,474
    850,701  9.00%, 02/01/10 - 11/01/25              Aaa                919,287
     32,613  10.00%, 10/01/20 - 12/01/20             Aaa                 36,339
                                                                 --------------
                                                                     49,512,179
                                                                 --------------
             Freddie Mac - 0.5%
     20,582  6.50%, 06/01/04 - 08/01/04              Aaa                 20,951
  2,403,183  7.50%, 12/01/29 - 11/01/30              Aaa              2,483,969
    155,934  8.75%, 05/01/17                         Aaa                169,011
    332,916  9.50%, 08/01/19 - 02/01/21              Aaa                367,509
                                                                 --------------
                                                                      3,041,440
                                                                 --------------
             Ginnie Mae - 1.8%
  3,877,110  6.50%, 09/15/08 - 11/15/28              Aaa              3,913,865
  6,061,429  7.00%, 05/15/23 - 04/15/28              Aaa              6,218,828
     82,798  8.00%, 08/15/22 - 09/15/26              Aaa                 88,054
    263,192  9.50%, 02/15/06                         Aaa                282,253
                                                                 --------------
                                                                     10,503,000
                                                                 --------------
             Total U.S. Government Agency
             Mortgage-Backed Obligations                             63,056,619
                                                                 --------------
             (Cost $60,789,238)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 48.7%
             Fannie Mae - 19.6%
  6,337,572  5.50%, 05/01/16                         Aaa              6,236,564
  9,362,956  6.00%, 05/15/11 - 10/01/31              Aaa              9,253,392
 18,688,577  6.00%, 05/15/08 - 02/01/29              Aaa             18,840,398
 13,260,000  6.25%, 07/19/11                         Aaa             13,605,224
  5,350,000  6.25%, 02/01/11                         Aa2              5,441,678
 20,395,466  6.50%, 09/01/16 - 05/01/31              Aaa             20,532,605
 10,126,977  6.50%, 09/01/10 - 10/01/29              Aaa             10,313,541
    800,000  6.63%, 09/15/09                         Aaa                854,546
  4,165,077  7.00%, 12/01/14                         Aaa              4,316,311
 12,528,260  7.00%, 07/15/05 - 12/01/30              Aaa             12,870,967
  1,930,000  7.14%, 05/23/12                         Aaa              2,108,689
  5,084,936  7.50%, 03/01/28 - 12/01/30              Aaa              5,253,322
  1,521,354  8.00%, 10/01/29                         Aaa              1,601,312
    528,673  8.00%, 05/01/30                         Aaa                554,030
                                                                 --------------
                                                                    111,782,579
                                                                 --------------

             Federal Home Loan Bank - 1.5%
  6,125,000  4.75%, 06/28/04 (a)                     Aaa              6,285,499
  2,280,000  6.50%, 11/13/09                         Aaa              2,414,381
                                                                 --------------
                                                                      8,699,880
                                                                 --------------


                                                  Moody's Ratings      Value
  Par Value                                         (Unaudited)       (Note 2)
--------------------------------------------------------------------------------


             Freddie Mac - 4.4%
$ 6,000,000  5.25%, 01/15/06                         Aaa         $    6,125,220
  2,025,000  5.75%, 03/15/09                         Aaa              2,060,581
 15,096,745  7.00%, 07/01/31                         Aaa             15,389,245
  1,440,000  7.80%, 09/12/16                         Aaa              1,572,588
                                                                 --------------
                                                                     25,147,634
                                                                 --------------

             Ginnie Mae - 5.0%
 12,033,939  7.00%, 12/15/27 - 09/15/31              Aaa             12,314,315
  6,515,807  7.50%, 12/15/30                         Aaa              6,744,532
  8,910,753  8.00%, 09/15/30                         Aaa              9,326,974
                                                                 --------------
                                                                     28,385,821
                                                                 --------------

             U.S. Treasury Bond - 4.2%
  9,250,000  5.38%, 02/15/31                         Aaa              9,119,926
  4,045,000  6.25%, 08/15/23                         Aaa              4,282,013
  3,800,000  7.25%, 05/15/16 (a)                     Aaa              4,393,305
  5,140,000  7.63%, 11/15/22 (a)                     Aaa              6,291,278
                                                                 --------------
                                                                     24,086,522
                                                                 --------------

             U.S. Treasury Note - 14.0%
 12,500,000  4.25%, 11/15/03 (a)                     Aaa             12,797,850
  9,500,000  5.25%, 08/15/03 - 05/15/04 (a)          Aaa              9,895,936
  5,000,000  5.50%, 05/31/03 (a)                     Aaa              5,210,545
 14,975,000  5.88%, 02/15/04 (a)                     Aaa             15,800,961
 14,390,000  6.25%, 02/15/07 - 05/15/30 (a)          Aaa             15,572,323
    425,000  6.50%, 08/15/05                         Aaa                460,312
  4,700,000  6.75%, 05/15/05                         Aaa              5,110,150
 10,500,000  6.88%, 05/15/06                         Aaa             11,571,325
  3,500,000  7.25%, 05/15/04                         Aaa              3,804,608
                                                                 --------------
                                                                     80,224,010
                                                                 --------------
             Total U.S. Government and Agency
             Obligations                                            278,326,446
                                                                 --------------
             (Cost $276,316,774)

CORPORATE NOTES AND BONDS - 26.3%

             Aerospace & Defense - 0.8%
  2,730,000  Boeing Co.
             7.95%, 08/15/24                         A2               3,024,657
  1,325,000  Raytheon Co.
             6.45%, 08/15/02                         Baa3             1,344,083
                                                                 --------------
                                                                      4,368,740
                                                                 --------------

             Automotive - 2.6%
     75,000  DaimlerChrysler North America
             Holding Corp.
             7.23%, 01/06/05                         Aaa                 78,998
  2,300,000  Ford Motor Co.
             7.37%, 07/15/04                         A2               2,413,809
  1,110,000  Ford Motor Co.
             7.45%, 07/16/31                         A3               1,016,969
  2,220,000  Ford Motor Credit Corp.
             6.50%, 01/25/07                         A2               2,171,890


                       See Notes to Financial Statements.
   --------------------------------------------------------------------------

                      SELECT INVESTMENT GRADE INCOME FUND

            PORTFOLIO OF INVESTMENTS, CONTINUED - DECEMBER 31, 2001
--------------------------------------------------------------------------------



                                                  Moody's Ratings      Value
  Par Value                                         (Unaudited)       (Note 2)
--------------------------------------------------------------------------------

             Automotive (continued)
$ 1,345,000  Ford Motor Credit Corp.
             6.88%, 02/01/06                         A2         $    1,346,938
  2,110,000  General Motors Acceptance
             Corp. (a)
             8.00%, 11/01/31                         A2              2,147,526
  1,710,000  General Motors Acceptance Corp.,
             MTN
             6.88%, 09/15/11                         A2              1,675,046
  3,790,000  General Motors Corp.
             7.20%, 01/15/11                         A3              3,797,015
                                                                --------------
                                                                    14,648,191
                                                                --------------

             Banking - 2.2%
  2,430,000  Associated Banc Corp.
             6.75%, 08/15/11                         Baa1            2,388,420
  1,245,000  BB&T Corp. (b)
             6.38%, 06/30/05                         A2              1,278,433
  2,500,000  Centura Banks, Inc.
             6.50%, 03/15/09                         A1              2,508,907
  1,440,000  Citifinancial
             6.75%, 07/01/07                         Aa1             1,521,632
  1,290,000  Citigroup, Inc. (a)
             5.50%, 08/09/06                         Aa1             1,308,380
  1,775,000  Providian National Bank
             6.75%, 03/15/02                         Ba3             1,649,545
  1,385,000  Suntrust Banks, Inc.
             6.38%, 04/01/11                         A1              1,406,318
    710,000  Suntrust Banks, Inc.
             7.75%, 05/01/10                         A2                778,066
                                                                --------------
                                                                    12,839,701
                                                                --------------

             Beverages, Food & Tobacco - 0.9%
  2,755,000  Coca-Cola Enterprises, Inc.
             6.13%, 08/15/11                         A2              2,772,321
  2,175,000  Conagra Foods, Inc.
             7.50%, 09/15/05                         Baa1            2,347,795
                                                                --------------
                                                                     5,120,116
                                                                --------------

             Chemicals - 0.4%
  1,380,000  Crompton Corp.
             8.50%, 03/15/05                         Baa3            1,465,945
    925,000  RPM, Inc., Senior Notes
             7.00%, 06/15/05                         Baa3              919,283
                                                                --------------
                                                                     2,385,228
                                                                --------------

             Commercial Services - 0.5%
  2,660,000  Waste Management, Inc.
             7.38%, 08/01/10                         Ba1             2,719,887
                                                                --------------

             Electric Utilities - 2.0%
  1,135,000  Dominion Resources, Inc.
             7.60%, 07/15/03                         Baa1            1,195,232


                                                  Moody's Ratings      Value
  Par Value                                         (Unaudited)       (Note 2)
--------------------------------------------------------------------------------

             Electric Utilities (continued)
$ 2,705,000  Dominion Resources, Inc.
             8.13%, 06/15/10                         Baa1       $    2,980,477
  2,840,000  FirstEnergy Corp. (a)
             7.38%, 11/15/31                         Baa2            2,772,644
  2,915,000  Florida Power & Light
             6.88%, 12/01/05                         Aa3             3,078,852
  1,100,000  Sithe/Independence Funding Corp.,
             Series A
             9.00%, 12/30/13                         Baa2            1,207,448
                                                                --------------
                                                                    11,234,653
                                                                --------------

             Entertainment & Leisure - 0.3%
  1,610,000  AOL Time Warner, Inc.
             7.63%, 04/15/31                         Baa1            1,703,013
                                                                --------------

             Financial Services - 3.5%
  1,185,000  Countrywide Home Loans, Inc. (a)
             5.50%, 08/01/06                         A3              1,182,545
 11,100,000  General Electric Capital Corp.
             2.11%, 03/24/03                         Aaa            11,099,456
  1,620,000  General Electric Capital Corp.
             6.50%, 12/10/07                         Aaa             1,721,226
  1,725,000  General Electric Credit Corp.
             6.27%, 07/23/03                         Aaa             1,799,261
  1,290,000  Household Finance Corp. (b)
             2.16%, 06/24/03                         A2              1,290,573
  2,600,000  Household Finance Corp.
             8.00%, 07/15/10                         A2              2,798,866
                                                                --------------
                                                                    19,891,927
                                                                --------------

             Food Retailers - 0.3%
    750,000  Albertson's, Inc.
             7.50%, 02/15/11                         Baa1              803,955
    800,000  Meyer (Fred), Inc.
             7.45%, 03/01/08                         Baa3              859,206
                                                                --------------
                                                                     1,663,161
                                                                --------------

             Industrial - 0.5%
  3,000,000  Tyco International Group SA
             6.88%, 01/15/29                         Baa1            2,877,999
                                                                --------------

             Media-Broadcasting &
             Publishing - 1.5%
    250,000  News America Holdings, Inc.
             6.63%, 01/09/08                         Baa3              256,217
  1,320,000  News America Holdings, Inc.
             7.38%, 10/17/08                         Baa3            1,385,718
  2,780,000  News America Holdings, Inc.
             8.50%, 02/15/05                         Baa3            2,979,779
  2,935,000  Viacom, Inc.
             7.70%, 07/30/10                         A3              3,185,115


                       See Notes to Financial Statements.
   --------------------------------------------------------------------------

                      SELECT INVESTMENT GRADE INCOME FUND

            PORTFOLIO OF INVESTMENTS, CONTINUED - DECEMBER 31, 2001
--------------------------------------------------------------------------------



                                                  Moody's Ratings      Value
  Par Value                                         (Unaudited)       (Note 2)
--------------------------------------------------------------------------------

             Media-Broadcasting &
             Publishing (continued)
$   575,000  Westinghouse Electric Corp.,
             Debenture
             8.38%, 06/15/02                         A3         $      589,372
                                                                --------------
                                                                     8,396,201
                                                                --------------

             Oil & Gas - 2.5%
  2,745,000  Burlington Resources, Inc. (a)(c)
             7.40%, 12/01/31                         Baa1            2,720,265
    400,000  Coastal Corp.
             6.20%, 05/15/04                         Baa2              400,495
  1,835,000  Conoco Funding Co.
             5.45%, 10/15/06                         Baa1            1,835,710
  1,055,000  Enterprise Products
             8.25%, 03/15/05                         Baa2            1,136,958
  2,525,000  Occidental Petroleum Corp.
             5.88%, 01/15/07                         Baa2            2,516,195
  2,130,000  Oryx Energy Co.
             8.13%, 10/15/05                         Baa2            2,315,003
  1,485,000  Southern Natural Gas Co.
             7.35%, 02/15/31                         Baa1            1,405,504
    700,000  Southwest Gas Corp., Series F
             9.75%, 06/15/02                         Baa2              718,644
  1,380,000  Tennessee Gas Pipeline Co.
             7.50%, 04/01/17                         Baa1            1,314,083
                                                                --------------
                                                                    14,362,857
                                                                --------------

             Pharmaceuticals - 1.5%
  2,360,000  American Home Products Corp.
             6.25%, 03/15/06                         A3              2,443,674
  2,705,000  Cardinal Health, Inc.
             6.75%, 02/15/11                         A2              2,808,861
    450,000  Merck & Co., Inc.
             6.40%, 03/01/28                         Aaa               447,591
  2,680,000  Zeneca Wilmington
             7.00%, 11/15/23                         Aa2             2,850,306
                                                                --------------
                                                                     8,550,432
                                                                --------------

             Retailers - 1.0%
  2,685,000  Kohls Corp.
             6.70%, 02/01/06                         A3              2,847,818
  2,825,000  Toys 'R' Us, Inc. (c)
             7.63%, 08/01/11                         Baa2            2,728,800
                                                                --------------
                                                                     5,576,618
                                                                --------------

             Securities Broker - 1.0%
  2,955,000  Bear Stearns Cos., Inc.
             7.80%, 08/15/07                         A2              3,182,340
  1,375,000  Legg Mason, Inc., Senior Note
             6.50%, 02/15/06                         Baa1            1,411,367
  1,250,000  Morgan Stanley Dean Witter & Co.
             6.75%, 04/15/11                         Aa3             1,278,838
                                                                --------------
                                                                     5,872,545
                                                                --------------


                                                  Moody's Ratings      Value
  Par Value                                         (Unaudited)       (Note 2)
--------------------------------------------------------------------------------


             Telephone Systems - 4.0%
$ 2,925,000  AT&T Wireless Services, Inc.
             7.35%, 03/01/06                         Baa2       $    3,094,205
  1,480,000  Cingular Wireless (c)
             7.13%, 12/15/31                         A3              1,506,661
  2,500,000  Intermedia Communication,
             Inc. (a)(d)
             0.00%, 07/15/07                         Baa2            2,528,125
  1,225,000  LCI International, Inc., Senior
             Note
             7.25%, 06/15/07                         Baa1            1,248,881
  3,000,000  MCI Worldcom, Inc.
             7.50%, 05/15/11                         A3              3,086,025
  1,700,000  Qwest Capital Funding
             7.90%, 08/15/10                         Baa1            1,729,473
  2,655,000  Qwest Corp.
             7.13%, 11/15/43                         A2              2,260,257
    650,000  Sprint Capital Corp.
             5.70%, 11/15/03                         Baa1              662,341
    700,000  Telephone and Data Systems, Inc.
             7.00%, 08/01/06                         A3                720,776
  4,450,000  Verizon Wireless, Inc. (b)(c)
             2.27%, 12/17/03                         A2              4,447,784
  1,790,000  VoiceStream Wireless Corp. (d)
             0.00%, 11/15/09                         Baa1            1,603,124
                                                                --------------
                                                                    22,887,652
                                                                --------------

             Transportation - 0.8%
    610,000  Consolidated Rail Corp.
             9.75%, 06/15/20                         Baa2              740,929
  2,870,000  CSX Corp.
             6.25%, 10/15/08                         Baa2            2,882,835
  1,200,000  CSX Corp.
             7.25%, 05/01/04                         Baa2            1,279,368
                                                                --------------
                                                                     4,903,132
                                                                --------------
             Total Corporate Notes and Bonds                       150,002,053
                                                                --------------
             (Cost $148,545,601)

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (f) - 6.3%

  3,704,573  Bank of America Corp., Series
             2001-8, Class 2A
             6.50%, 08/25/16                         Aa3             3,798,806
    724,617  Bear Stearns Mortgage Securities,
             Inc., Series 1995-1, Class 1A
             6.35%, 05/25/10                         Aaa               740,725
  3,120,000  Bear Stearns Mortgage Securities,
             Inc., Series 1999-WF2, Class A2,
             CMO
             7.06%, 06/15/09                         Aaa             3,302,648
  1,575,000  Chase Credit Card Master Trust,
             Series 1997-5, Class A, CMO
             6.19%, 08/15/05                         Aaa             1,624,687
  1,300,000  Chase Credit Card Master Trust,
             Series 1999-3, Class B,
             6.95%, 01/15/07                         A2              1,379,446


                       See Notes to Financial Statements.
   --------------------------------------------------------------------------

                      SELECT INVESTMENT GRADE INCOME FUND

            PORTFOLIO OF INVESTMENTS, CONTINUED - DECEMBER 31, 2001
-------------------------------------------------------------------------------



 Value                                          Moody's Ratings
    Par Value                                     (Unaudited)
(Note 2)
-------------------------------------------------------------------------------
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (f) (continued)
$ 1,285,000  Citibank Credit Card Issuance
             Trust, Series 2000-Cl, CMO
             6.88%, 11/15/09                         Aaa      $    1,377,760
  2,791,884  COMM, Series 1999-1, Class A1, CMO
             6.15%, 02/15/08                         Aaa           2,882,768
    758,760  Copelco Capital Funding Corp.,
             Series 1999-A, Class A4
             5.80%, 04/15/03                         Aaa             767,670
  2,715,000  CS First Boston Mortgage Securities
             Corp., Series 2001-CK3, Class A2
             6.04%, 06/15/34                         Aaa           2,781,167
  2,900,000  Ford Motor Credit Corp.
             7.60%, 08/01/05                         A2            2,976,859
     59,405  GMAC Commercial Mortgage
             Securities, Inc., Series 1996-C1,
             Class A2A, CMO
             6.79%, 09/15/03                         Aaa              59,348
    251,869  Green Tree Recreation Equipment &
             Consumer Trust, Series 1997-B,
             Class A1, CMO (e)
             6.55%, 07/15/28                         AAA             260,617
  2,040,000  GS Mortgage Securities Corp. II,
             Series 1997-GL, Class A2D
             6.94%, 07/13/30                         Aaa           2,119,774
    298,840  Housing Securities, Inc., Series
             1994-2, Class A-1
             6.50%, 07/25/09                         Aaa             308,801
  2,300,000  MBNA Master Credit Card Trust,
             Series 1995-C, Class A
             6.45%, 02/15/08                         Aaa           2,429,759
  2,000,000  MBNA Master Credit Card Trust,
             Series 1999-G, Class B, CMO
             6.60%, 12/15/06                         A2            2,106,654
  1,760,819  Morgan Stanley Dean Witter & Co.,
             Series 2000-HG, Class A (c)
             7.43%, 12/03/05                         Aaa           1,881,394
  2,500,000  Residential Funding Mortgage
             Securities I, Series 1999-S7,
             Class A11, CMO
             6.50%, 03/25/29                         Aaa           2,553,425
    104,337  Resolution Trust Corp., Series
             1995-2, Class C-1
             7.45%, 05/25/29                         Baa2            106,083
  1,750,000  Toyota Auto Receivables Grantor
             Trust, Series 2000-A, Class A4, CMO
             7.21%, 04/15/07                         Aaa           1,861,734
    359,648  United Air Lines, Inc., Pass-
             Through Certificate
             9.30%, 03/22/08                         B1              354,847
$   330,101  WFS Financial Owner Trust, Series
             1998-B, Class A4
             6.05%, 04/20/03                         Aaa      $      331,060
                                                               -------------
             Total Asset-Backed and
             Mortgage-Backed Securities                           36,006,032
                                                               -------------
             (Cost $34,808,619)

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%

  2,385,000  Province of British Columbia
             5.38%, 10/29/08                         Aa2             2,372,314
  2,000,000  Province of Ontario
             7.38%, 01/27/03                         Aa3             2,083,274
  1,300,000  Province of Quebec
             8.80%, 04/15/03                         A1              1,387,547
  1,525,000  Province of Quebec
             7.00%, 01/30/07                         A1              1,640,450
                                                                --------------
             Total Foreign Government
             Obligations                                             7,483,585
                                                                --------------
             (Cost $7,322,277)

FOREIGN BONDS - 4.2%

  2,880,000  Abitibi-Consolidated
             6.95%, 12/15/06                         Baa3            2,864,673
  2,660,000  Alberta Energy Co., Ltd.
             7.38%, 11/01/31                         Baa1            2,597,923
    305,000  AT&T Canada, Inc. (a)
             7.65%, 09/15/06                         Baa3              198,959
  2,660,000  Domtar, Inc.
             7.88%, 10/15/11                         Baa3            2,766,581
  2,900,000  France Telecom SA (c)(g)
             7.75%, 03/01/11                         Baa1            3,106,216
  2,505,000  National Australia Bank
             8.60%, 05/19/10                         A1              2,869,147
  1,090,000  National Westminster Bank
             7.75%, 04/29/49                         Aa2             1,155,876
  3,375,000  Province of Manitoba
             4.25%, 11/20/06                         Aa3             3,275,269
  2,705,000  Shaw Communications, Inc.
             8.25%, 04/11/10                         Baa3            2,891,015
  2,055,000  Stora Enso Oyj
             7.38%, 05/15/11                         Baa1            2,167,332
                                                                --------------
             Total Foreign Bonds                                    23,892,991
                                                                --------------
             (Cost $23,721,632)

MUNICIPAL OBLIGATIONS - 0.3%

  1,510,000  Alabama Power Co.
             4.88%, 09/01/04                         A2              1,518,331
                                                                --------------
             Total Municipal Obligations                             1,518,331
                                                                --------------
             (Cost $1,507,658)


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
F-4

                      SELECT INVESTMENT GRADE INCOME FUND

            PORTFOLIO OF INVESTMENTS, CONTINUED - DECEMBER 31, 2001
--------------------------------------------------------------------------------



 Value                                           Moody's Ratings
  Par Value                                         (Unaudited)
(Note 2)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (h) - 1.8%

             Financial Services - 1.8%
$10,288,000  General Electric Capital Corp.
             1.72%, 01/03/02                         NR       $   10,287,017
                                                              --------------
             Total Commercial Paper                               10,287,017
                                                              --------------
             (Cost $10,287,017)


  Shares
  ------

INVESTMENT COMPANY - 0.5%

  3,036,609  Marshall Money Market Fund              NR            3,036,609
                                                              --------------
             Total Investment Company                              3,036,609
                                                              --------------
             (Cost $3,036,609)
Total Investments - 100.4%                                       573,609,683
                                                              --------------
             (Cost $566,335,425)
Net Other Assets and Liabilities - (0.4)%                         (2,027,579)
                                                              --------------
Total Net Assets - 100.0%                                     $  571,582,104
                                                              ==============

----------------------------------

(a) All or a portion of this security is out on loan at December 31, 2001; the value of the securities loaned amounted to $68,678,102. The value of collateral amounted to $70,259,245 which consisted of cash equivalents.
(b) Variable rate security. The rate shown reflects rate in effect at period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2001, these securities amounted to $16,391,120 or 2.9% of net assets.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(e) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(f)  Pass Through Certificates.
(g) Debt obligation initially issued in coupon form which converts to a variable rate coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(h)  Effective yield at time of purchase.
CMO  Collateralized Mortgage Obligation
MTN  Medium Term Note

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At December 31, 2001, the aggregate cost of investment securities for tax purposes was $566,905,811. Net unrealized appreciation (depreciation) aggregated $6,703,872, of which $9,463,652 related to appreciated investment securities and $(2,759,780) related to depreciated investment securities.

As of December 31, 2001, the components of distributable earnings (excluding unrealized appreciation disclosed above) on a tax basis consisted of $1,058,829 and $7,064,679 of undistributed ordinary income, and capital loss carryforwards, respectively.

At December 31, 2001, the Portfolio had a capital loss carryforward of $7,064,679 which expires in 2008.

OTHER INFORMATION
For the year ended December 31, 2001, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $262,260,543 and $261,540,532 of non-governmental issuers, respectively, and $462,536,016 and $327,219,788 of U.S. Government and Agency issuers, respectively.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:



             Moody's Rating                               S&P Ratings
               (unaudited)                                (unaudited)

Aaa                             65.6%                        AAA
0.1%                                                         0.1%
                                                             ====
Aa                               4.9%
A                               12.6%
Baa                             12.2%
Ba                               2.2%
B                                0.1%
NR (Not Rated)                   2.3%
                                ----
                                99.9%
                                ====


                       See Notes to Financial Statements.
--------------------------------------------------------------------------
                                                                            F-5

                               MONEY MARKET FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------


                                                            Value
  Par Value                                               (Note 2)
---------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.2%

             Fannie Mae - 0.8%
$ 5,000,000  2.27%, 12/27/02                           $    5,000,000
                                                       --------------
             Federal Home Loan Bank - 0.4%
  2,500,000  2.26%, 12/27/02                                2,500,000
                                                       --------------
             Total U.S. Government and Agency
             Obligations                                    7,500,000
                                                       --------------
             (Cost $7,500,000)

CORPORATE NOTES - 59.3%

             Automotive - 3.0%
 10,000,000  American Honda Finance
             2.01%, 12/06/02                               10,000,000
  8,000,000  Toyota Motor Credit Corp.
             1.80%, 01/17/02                                7,999,262
                                                       --------------
                                                           17,999,262
                                                       --------------

             Banking - 23.7%
 17,210,000  Bank One Corp.
             6.40%, 08/01/02                               17,521,812
  5,000,000  Bank One Corp.
             7.00%, 03/25/02                                5,017,126
  7,000,000  Citigroup, Inc.
             7.45%, 06/06/02                                7,098,434
  3,000,000  Credit Suisse First Boston, Inc.
             1.84%, 11/14/02                                3,004,398
  8,000,000  Credit Suisse First Boston, Inc.
             1.92%, 11/13/02                                8,000,000
 10,000,000  First Tennessee Bank
             1.95%, 12/05/02                               10,000,000
  4,910,000  First Union Corp.
             2.15%, 05/09/02                                4,912,594
  5,000,000  Firstar Bank NA
             4.50%, 04/18/02                                4,998,559
  4,000,000  Firstar Corp.
             6.50%, 07/15/02                                4,056,544
  6,245,000  FleetBoston Financial Corp.
             2.37%, 05/01/02                                6,248,286
  2,870,000  FleetBoston Financial Corp.
             6.13%, 03/15/02                                2,877,878
  5,000,000  Key Bank National Association (a)
             1.98%, 05/16/02                                5,001,809
  5,000,000  Key Bank National Association
             2.01%, 11/07/02                                4,998,742
 20,000,000  Marshall & Isley Bank (a)
             1.94%, 03/21/02                               19,999,661
  5,000,000  Marshall & Isley Bank
             6.15%, 12/02/02                                5,151,578
  5,000,000  National City Bank
             1.77%, 03/15/02                                5,001,165
  2,500,000  Southtrust Bank NA
             4.27%, 04/29/02                                2,500,970
 10,000,000  U.S. Bancorp
             2.30%, 08/06/02                               10,000,000
  5,000,000  Wells Fargo Bank NA
             1.82%, 10/29/02                                5,000,000
$11,950,000  Wells Fargo Bank NA
             6.50%, 09/03/02                           $   12,195,400
                                                       --------------
                                                          143,584,956
                                                       --------------

             Financial Services - 7.5%
  5,000,000  CitiFinancial Credit Co.
             6.45%, 07/01/02                                5,107,753
  4,000,000  Countrywide Home Loans
             2.13%, 06/07/02                                4,001,729
 10,538,000  Heller Financial, Inc.
             7.50%, 08/23/02                               10,884,885
  5,000,000  Links Finance LLC
             2.18%, 11/15/02                                4,992,125
  5,000,000  Links Finance LLC, MTN (a)
             1.93%, 03/28/02                                5,000,000
 10,000,000  Sigma Finance, Inc.
             1.66%, 10/07/02                               10,000,000
  5,360,000  Textron Financial Corp. (a)
             2.66%, 03/18/02                                5,360,256
                                                       --------------
                                                           45,346,748
                                                       --------------

             Financial Services - Diversified - 2.2%
 13,000,000  Household Finance Corp., MTN
             1.97%, 10/17/02                               13,000,000
                                                       --------------

             Heavy Machinery - 1.9%
  7,500,000  Caterpillar Financial Services
             Corp. (a)
             2.22%, 07/08/02                                7,505,807
  3,700,000  Caterpillar Financial Services
             Corp. (a)
             2.30%, 05/21/02                                3,702,423
                                                       --------------
                                                           11,208,230
                                                       --------------

             Industrial - Diversified - 0.3%
  2,000,000  General Electric Co.
             7.00%, 03/01/02                                2,009,676
                                                       --------------

             Retailers - 0.2%
  1,000,000  Wal-Mart Stores, Inc.
             6.88%, 08/01/02                                1,017,264
                                                       --------------

             Securities Broker - 19.8%
  5,000,000  Bear Stearns Cos., Inc. (a)
             2.17%, 05/23/02                                5,002,233
 15,000,000  Bear Stearns Cos., Inc.
             4.35%, 05/17/02                               15,000,000
  5,000,000  Bear Stearns Cos., Inc.
             5.22%, 02/12/02                                5,000,000
 16,843,000  Donaldson, Lufkin & Jenrette, Inc.
             5.88%, 04/01/02                               16,906,168
  2,000,000  Goldman Sachs Group LP
             6.60%, 07/15/02                                2,030,460
 15,000,000  Goldman Sachs Group, Inc. (a)
             1.94%, 03/21/02                               15,000,000
  5,000,000  Goldman Sachs Group, Inc.
             3.99%, 04/02/02                                5,000,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
F-6

                               MONEY MARKET FUND

            PORTFOLIO OF INVESTMENTS, CONTINUED - DECEMBER 31, 2001
---------------------------------------------------------------------



                                                           Value
  Par Value                                               (Note 2)
---------------------------------------------------------------------

             Securities Broker (continued)
$ 1,000,000  Lehman Brothers Holdings, Inc.
             2.34%, 08/12/02                           $    1,001,414
  2,200,000  Lehman Brothers Holdings, Inc.
             2.39%, 07/08/02                                2,202,317
  3,000,000  Lehman Brothers Holdings, Inc.
             2.44%, 04/08/02                                3,002,119
  2,500,000  Lehman Brothers Holdings, Inc.
             2.80%, 07/08/02                                2,502,982
  5,120,000  Lehman Brothers Holdings, Inc. (a)
             3.50%, 04/02/02                                5,131,159
  1,000,000  Lehman Brothers Holdings, Inc.
             4.01%, 08/06/02                                1,004,231
  1,000,000  Lehman Brothers Holdings, Inc.
             6.38%, 05/07/02                                1,005,729
  2,650,000  Merrill Lynch & Co., Inc. (a)
             1.69%, 01/08/02                                2,649,973
 10,000,000  Morgan Stanley Dean Witter & Co.
             1.96%, 11/16/02                               10,000,000
 11,055,000  Morgan Stanley Dean Witter & Co.
             7.13%, 01/15/03                               11,567,432
  5,694,000  Morgan Stanley Dean Witter & Co.
             8.10%, 06/24/02                                5,806,264
 10,000,000  Paine Webber Group, Inc.
             2.99%, 07/15/02                               10,034,249
                                                       --------------
                                                          119,846,730
                                                       --------------
             Telephone Systems - 0.7%
  1,000,000  Southwestern Bell Telephone, Co.
             7.00%, 08/19/02                                1,030,209
  3,250,000  Verizon Global Funding (a)
             1.99%, 03/21/02                                3,250,469
                                                       --------------
                                                            4,280,678
                                                       --------------
             Total Corporate Notes                        358,293,544
                                                       --------------
             (Cost $358,293,544)

COMMERCIAL PAPER (b) - 27.2%

             Banking - 3.3%
  5,000,000  High Peak Funding LLC
             1.85%, 03/06/02                                4,983,555
 10,000,000  High Peak Funding LLC
             1.92%, 03/06/02                                9,965,867
  5,000,000  High Peak Funding LLC
             2.07%, 03/25/02                                4,976,137
                                                       --------------
                                                           19,925,559
                                                       --------------

             Chemicals - 1.4%
  8,316,000  Monsanto Co.
             2.30%, 06/28/02                                8,221,429
                                                       --------------

             Electric Utilities - 2.3%
  4,214,000  Oglethorpe Power Corp.
             2.55%, 01/29/02                                4,205,642
 10,000,000  Oglethorpe Power Corp.
             2.55%, 01/31/02                                9,978,750
                                                       --------------
                                                           14,184,392
                                                       --------------

             Financial Services - 8.8%
$10,000,000  Amstel Funding Corp.
             2.09%, 02/13/02                           $    9,975,036
 10,000,000  Amstel Funding Corp.
             2.28%, 01/24/02                                9,985,433
  4,000,000  Fairway Finance Corp.
             2.30%, 03/14/02                                3,981,600
  2,677,000  Fairway Finance Corp.
             3.40%, 01/22/02                                2,671,691
 10,000,000  General Electric Capital Corp.
             2.32%, 03/07/02                                9,958,111
  5,000,000  Sigma Finance, Inc.
             3.37%, 05/10/02                                4,939,621
 12,000,000  Westways Funding III, Ltd.
             1.90%, 01/11/02                               11,993,667
                                                       --------------
                                                           53,505,159
                                                       --------------

             Forest Products & Paper - 2.9%
 10,000,000  Jefferson Smurfit Financial
             2.03%, 01/15/02                                9,992,106
  7,500,000  Jefferson Smurfit Financial
             2.07%, 01/29/02                                7,487,925
                                                       --------------
                                                           17,480,031
                                                       --------------

             Heavy Machinery - 1.7%
 10,000,000  The Stanley Works
             1.86%, 02/08/02                                9,980,367
                                                       --------------

             Media - Broadcasting &
             Publishing - 0.8%
  5,000,000  Dow Jones & Co., Inc.
             3.37%, 03/04/02                                4,970,981
                                                       --------------

             Medical Supplies - 0.5%
  3,000,000  Baxter International, Inc.
             2.47%, 01/14/02                                2,997,324
                                                       --------------

             Oil & Gas - 3.1%
  5,000,000  Deer Park Refining, LP
             2.52%, 02/08/02                                5,000,000
  7,721,000  Louis Dreyfus Corp.
             1.90%, 01/25/02                                7,711,220
  5,747,000  Louis Dreyfus Corp.
             1.98%, 01/07/02                                5,745,104
                                                       --------------
                                                           18,456,324
                                                       --------------

             Pharmaceuticals - 1.6%
 10,000,000  American Home Products Corp.
             2.00%, 02/14/02                                9,975,555
                                                       --------------

             Telephone Systems - 0.8%
  5,000,000  SBC Communications, Inc.
             2.36%, 01/17/02                                4,994,756
                                                       --------------
             Total Commercial Paper                       164,691,877
                                                       --------------
             (Cost $164,691,877)


                       See Notes to Financial Statements.
---------------------------------------------------------------------

                               MONEY MARKET FUND

            PORTFOLIO OF INVESTMENTS, CONTINUED - DECEMBER 31, 2001
---------------------------------------------------------------------


                                                           Value
  Par Value                                               (Note 2)
---------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 0.8%

$ 5,000,000  Southtrust Bank NA
             2.30%, 04/16/02                           $    5,005,455
                                                       --------------
             Total Certificates of Deposit                  5,005,455
                                                       --------------
             (Cost $5,005,455)

MUNICIPAL OBLIGATIONS - 3.5%

  6,861,000  Municipal Electric Authority of Georgia
             1.87%, 01/10/02                                6,861,000
 14,431,000  Municipal Electric Authority of Georgia
             2.15%, 01/10/02                               14,431,000
                                                       --------------
             Total Municipal Obligations                   21,292,000
                                                       --------------
             (Cost $21,292,000)


  Shares
  ------

INVESTMENT COMPANIES - 3.7%

 17,072,876  Provident Temp Fund                           17,072,876
  5,099,800  Scudder Institutional Money Market Fund        5,099,800
                                                       --------------
             Total Investment Companies                    22,172,676
                                                       --------------
             (Cost $22,172,676)
Total Investments - 95.7%                                 578,955,552
                                                       --------------
(Cost $578,955,552)
Net Other Assets and Liabilities - 4.3%                    25,701,136
                                                       --------------
Total Net Assets - 100.0%                              $  604,656,688
                                                       ==============


----------------------------------

(a) Variable rate security. The rate shown reflects rate in effect at period end.
(b)  Effective yield at time of purchase.
MTN  Medium Term Note

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At December 31, 2001, the aggregate cost of investment securities for tax purposes was $578,955,552.

As of December 31, 2001, the components of distributable earnings on a tax basis consisted of $5,246 of capital loss carryforwards.

For the period ended December 31, 2001, the Portfolio has elected to defer $6,216 of capital losses attributable to Post-October losses.

At December 31, 2001, the Portfolio had a capital loss carryforward of $5,246 which expires in 2008.

                       See Notes to Financial Statements.
---------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

      STATEMENTS OF ASSETS AND LIABILITIES (IN 000'S) - DECEMBER 31, 2001
--------------------------------------------------------------------------------


                                               Select
                                          Investment Grade
                                               Income       Money Market
                                                Fund            Fund
------------------------------------------------------------------------

ASSETS:
Investments:
  Investments at cost...................  $        566,336  $    578,956
  Net unrealized appreciation...........             7,274            --
                                          ----------------  ------------
    Total investments at value+.........           573,610       578,956
Cash and foreign currency...............                15             9
Short-term investments held as
collateral for securities loaned........            70,259            --
Receivable for investments sold.........            16,060            --
Receivable for shares sold..............             1,756        22,307
Interest and dividend receivables.......             6,484         3,607
                                          ----------------  ------------
    Total Assets........................           668,184       604,879
                                          ----------------  ------------
LIABILITIES:
Payable for investments purchased.......            26,033            --
Collateral for securities loaned........            70,259            --
Advisory fee payable....................               200           149
Trustees' fees and expenses payable.....                 1             1
Payable to custodian....................                14             1
Payable for shares repurchased..........                27            --
Accrued expenses and other payables.....                68            71
                                          ----------------  ------------
    Total Liabilities...................            96,602           222
                                          ----------------  ------------

NET ASSETS..............................  $        571,582  $    604,657
                                          ================  ============
NET ASSETS consist of:
Paid-in capital.........................  $        570,885  $    604,667
Undistributed net investment income.....               541            --
Accumulated net realized loss on
investments sold........................            (7,118)          (10)
Net unrealized appreciation of on
investments sold........................             7,274            --
                                          ----------------  ------------
TOTAL NET ASSETS........................  $        571,582  $    604,657
                                          ================  ============
Shares of beneficial interest
outstanding
(unlimited authorization, no par
value) (in 000's).......................           516,736       604,669
NET ASSET VALUE:
Offering and redemption price per share
(Net Assets/Shares Outstanding).........  $          1.106  $      1.000
                                          ----------------  ------------
    +Total value of securities on
    loan................................  $         68,678  $         --
                                          ================  ============


--------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

   STATEMENTS OF OPERATIONS (IN 000'S) - FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------



                                               Select
                                          Investment Grade
                                              Income        Money Market
                                               Fund             Fund
------------------------------------------------------------------------

INVESTMENT INCOME
  Interest..............................  $         32,600  $     23,185
  Securities lending income.............               144            --
                                          ----------------  ------------
    Total investment income.............            32,744        23,185
                                          ----------------  ------------
EXPENSES
  Investment advisory fees..............             2,168         1,591
  Custodian and Fund accounting fees....               152           126
  Legal fees............................                 9            10
  Audit fees............................                32            25
  Trustees' fees and expenses...........                13            18
  Reports to shareholders...............                56            85
  Insurance.............................                 2            --
  Miscellaneous.........................                 5             7
                                          ----------------  ------------
    Total expenses......................             2,437         1,862
                                          ----------------  ------------
NET INVESTMENT INCOME...................            30,307        21,323
                                          ----------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain on investments
  sold..................................             9,342           189
  Net change in unrealized appreciation
  of investments........................              (732)           --
                                          ----------------  ------------
NET GAIN ON INVESTMENTS.................             8,610           189
                                          ----------------  ------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................  $         38,917  $     21,512
                                          ================  ============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

                 STATEMENTS OF CHANGES IN NET ASSETS (IN 000'S)
--------------------------------------------------------------------------------



                                     Select
                                Investment Grade       Money Market
                                  Income Fund              Fund
------------------------------------------------------------------------
                                  Years Ended          Years Ended
                                  December 31,         December 31,
                                 2001     2000       2001        2000
------------------------------------------------------------------------

NET ASSETS at beginning of
year..........................  $445,609 $240,541 $  457,912  $  513,606
                                -------- -------- ----------  ----------

Increase (decrease) in net
assets
resulting from operations:
    Net investment income.....   30,307   21,889      21,323      26,273
    Net realized gain (loss)
    on investments sold.......    9,342   (7,322)        189        (102)
    Net change in unrealized
    appreciation
    (depreciation) of
    investments...............     (732)  17,454          --          --
                                -------  -------  ----------  ----------
    Net increase in net assets
    resulting from
    operations................   38,917   32,021      21,512      26,171
                                -------  -------  ----------  ----------

Distributions to shareholders
from:
    Net investment income.....  (30,911) (21,948)    (21,323)    (26,273)
                                -------  -------  ----------  ----------
      Total distributions.....  (30,911) (21,948)    (21,323)    (26,273)
                                -------  -------  ----------  ----------

Capital share transactions:
    Net proceeds from sales of
    shares....................  120,387   30,984   2,258,192   2,405,587
    Value of shares issued in
    exchange for the net
    assets of Select Income
    Fund (Note 8).............       --  181,876          --          --
    Value of shares issued in
    exchange for the net
    assets of The Fulcrum
    Trust Strategic Income
    Portfolio (Note 8)........       --    1,281          --          --
    Issued to shareholders in
    reinvestment of
    distributions.............   30,911   21,948      21,323      26,273
    Cost of shares
    repurchased...............  (33,331) (41,094) (2,132,959) (2,487,452)
                                -------  -------  ----------  ----------
      Net increase (decrease)
     from capital share
     transactions.............  117,967  194,995     146,556     (55,592)
                                -------  -------  ----------  ----------
      Total increase
     (decrease) in net
     assets...................  125,973  205,068     146,745     (55,694)
                                -------  -------  ----------  ----------

NET ASSETS at end of year.....  $571,582 $445,609 $  604,657  $  457,912
                                ======== ======== ==========  ==========

Undistributed (distribution in
excess of) net investment
income (loss).................  $   541  $   (68) $       --  $       --
                                =======  =======  ==========  ==========

OTHER INFORMATION:
Share transactions:
    Sold......................  108,670   24,652   2,258,192   2,405,587
    Issued in exchange for the
    shares of Select Income
    Fund (Note 8).............       --  173,465          --          --
    Issued in exchange for the
    shares of The Fulcrum
    Trust Strategic Income
    Portfolio (Note 8)........       --    1,222          --          --
    Issued to shareholders in
    reinvestment of
    distributions.............   28,034   20,610      21,323      26,273
    Repurchased...............  (30,103) (38,731) (2,132,959) (2,487,452)
                                -------  -------  ----------  ----------
      Net increase (decrease)
     in shares outstanding....  106,601  181,218     146,556     (55,592)
                                =======  =======  ==========  ==========


--------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

      FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------



                     Income from Investment Operations                     Less Distributions
              ------------------------------------------------  ----------------------------------------
                                     Net Realized                                                            Net
                 Net                      and                               Distributions                  Increase
                Asset                 Unrealized                Dividends     from Net                    (Decrease)
                Value       Net       Gain (Loss)   Total from   from Net     Realized                        in
 Year Ended   Beginning  Investment       on        Investment  Investment     Capital         Total      Net Asset
December 31,   of Year     Income     Investments   Operations    Income        Gains      Distributions    Value
------------  ---------  ----------  -------------  ----------  ----------  -------------  -------------  ----------
 Select
Investment
Grade Income
Fund(1)
    2001       $1.086      $0.064(2)    $ 0.021      $ 0.085     $(0.065)      $    --        $(0.065)     $ 0.020
    2000        1.051       0.070         0.035        0.105      (0.070)           --         (0.070)       0.035
    1999        1.132       0.068        (0.079)      (0.011)     (0.069)       (0.001)        (0.070)      (0.081)
    1998        1.112       0.067         0.020        0.087      (0.067)           --         (0.067)       0.020
    1997        1.084       0.071         0.028        0.099      (0.071)           --         (0.071)       0.028
Money Market
    Fund
    2001       $1.000      $0.042       $    --      $ 0.042     $(0.042)      $    --        $(0.042)     $    --
    2000        1.000       0.062            --        0.062      (0.062)           --         (0.062)          --
    1999        1.000       0.051            --        0.051      (0.051)           --         (0.051)          --
    1998        1.000       0.054            --        0.054      (0.054)           --         (0.054)          --
    1997        1.000       0.053            --        0.053      (0.053)           --         (0.053)          --


--------------------------------------------------------------------------------

(1) The Select Investment Grade Income Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and market discount on debt securities using the daily effective yield method. The effect of this change for the year ended December, 2001 was a decrease in net investment income per share by $0.003, an increase in net realized and unrealized gains and losses per share by $0.003 and a decrease in the ratio of net investment income to average net assets from 6.04% to 5.79%. Per share data and ratio/supplemental for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(2) Computed using average shares outstanding throughout the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

                                                    Ratios/Supplemental Data
                         -------------------------------------------------------------------------------
                                                 Ratios To Average Net Assets
                                   --------------------------------------------------------
              Net Asset            Net Assets
                Value                End of       Net                                                     Portfolio
 Year Ended    End of     Total      Period    Investment                           Management Fee        Turnover
December 31,   Period     Return    (000's)      Income    Operating Expenses     Gross          Net        Rate
------------  ---------  --------  ----------  ----------  ------------------  ------------  -----------  ---------
 Select
Investment
Grade Income
Fund(1)
    2001       $1.106       7.94%   $571,582        5.79%            0.47%         0.41%        0.41%         114%
    2000        1.086      10.31%    445,609        6.53%            0.49%         0.42%        0.42%         159%
    1999        1.051      (0.97)%   240,541        6.22%            0.50%         0.43%        0.43%          75%
    1998        1.132       7.97%    230,623        6.01%            0.52%         0.43%        0.43%         158%
    1997        1.112       9.45%    189,503        6.48%            0.51%         0.41%        0.41%          48%
Money Market
    Fund
    2001       $1.000       4.28%   $604,657        4.11%            0.36%         0.31%        0.31%         N/A
    2000        1.000       6.40%    457,912        6.19%            0.31%         0.26%        0.26%         N/A
    1999        1.000       5.19%    513,606        5.09%            0.29%         0.24%        0.24%         N/A
    1998        1.000       5.51%    336,253        5.36%            0.32%         0.26%        0.26%         N/A
    1997        1.000       5.47%    260,620        5.33%            0.35%         0.27%        0.27%         N/A

--------------------------------------------------------------------------------

(1) The Select Investment Grade Income Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and market discount on debt securities using the daily effective yield method. The effect of this change for the year ended December, 2001 was a decrease in net investment income per share by $0.003, an increase in net realized and unrealized gains and losses per share by $0.003 and a decrease in the ratio of net investment income to average net assets from 6.04% to 5.79%. Per share data and ratio/supplemental for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(2)  Computed using average shares outstanding throughout the period.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1.  ORGANIZATION

Allmerica Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 ("the 1940 Act"), as amended, as an open-end, diversified management investment company established as a Massachusetts business trust. The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts offered by insurance companies, (ii) certain qualified pension and retirement plans, as permitted by Treasury Regulations; and (iii) life insurance companies and advisers to the Portfolios and their affiliates. The Trust is comprised of fourteen managed investment portfolios. The accompanying financial statements and financial highlights are those of the Select Investment Grade Income Fund and Money Market Fund (individually a "Portfolio", collectively, the "Portfolios").

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

SECURITY VALUATION: Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. The investments of the Money Market Fund are valued utilizing the amortized cost valuation method, permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded as of trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Portfolios from investments in certain investment companies are recorded as interest income in the accompanying financial statements.

CHANGE IN ACCOUNTING PRINCIPLE: Effective January 1, 2001, the Select Investment Grade Income Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to January 1, 2001, the Portfolio did not amortize premiums and market discounts. The cumulative effect of this accounting change had no impact on total net assets of the Portfolio, but resulted in the following reclassification of the components of net assets as of January 1, 2001, based on securities held by the Portfolio as of that date:

                                                Net Unrealized         Accumulated Undistributed
                                          Appreciation/(Depreciation)    Net Investment Income
------------------------------------------------------------------------------------------------
Select Investment Grade Income Fund                $394,646                    $(394,646)

--------------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

--------------------------------------------------------------------------------

The effect of this change for the year ended December 31, 2001 was to increase / (decrease) net investment income and increase / (decrease) net unrealized appreciation by the following reclassifications. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

                                           Net Unrealized                                        Net
                                     Appreciation/(Depreciation)  Net Investment Income  Realized Gain/(Loss)
-------------------------------------------------------------------------------------------------------------
Select Investment Grade Income Fund           $122,748                 $(1,313,421)           $1,190,673

FEDERAL INCOME TAXES: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and distributed quarterly for the Select Investment Grade Income Fund and are declared and reinvested daily for the Money Market Fund. The Portfolios declare and distribute all net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on ex-dividend date. Income and capital gains distributions are determined in accordance with income tax regulations. Differences between book basis and tax basis amounts are primarily due to differing book and tax treatments in the timing of the recognition of losses deferred due to wash sales and differing treatments for amortization of premium and market discount. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights, as applicable.

FUTURES CONTRACTS: The Select Investment Grade Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the terms of the contracts. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

SECURITIES LENDING: Each Portfolio, using Investors Bank & Trust Company ("IBT") as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders' fees. These fees are disclosed as "securities lending income" in the Statements of Operations. Each applicable Portfolio receives collateral against the loaned securities which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. Collateral received is generally cash, and is invested in short term investments. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral. Information regarding the value of the securities loaned and the value of the collateral at period end is included in a footnote at the end of each applicable Portfolio's schedule of investments.

EXPENSES: Expenses directly attributed to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated based upon relative net assets among the respective Portfolios and one other affiliated investment company, Allmerica Securities Trust.

FORWARD COMMITMENTS: The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring securities for

--------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

--------------------------------------------------------------------------------
their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

REPURCHASE AGREEMENTS: Each Portfolio may engage in repurchase agreement transactions with institutions that the Sub-Adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each Portfolio requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust's Custodian in a manner that is intended to enable the Portfolio to obtain those securities in the event of a counterparty default. The Sub-Adviser monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

3.  INVESTMENT MANAGEMENT, ADMINISTRATION, AND OTHER RELATED PARTY TRANSACTIONS

Allmerica Financial Investment Management Services, Inc. (the "Manager"), a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), serves as investment manager and administrator to the Trust. Under the terms of the management agreement, the Portfolios pay a management fee, calculated daily and payable monthly, at an annual rate based upon the following fee schedules:



                                   Percentage of Average Daily Net Assets
                                    First          Next           Over
Portfolio                        $50,000,000    $50,000,000   $100,000,000
--------------------------------------------------------------------------------

Select Investment Grade Income
  Fund                             0.50%         0.45%            0.40%



                             First          Next          Next          Over
Portfolio                 $100,000,000  $400,000,000  $250,000,000  $750,000,000
--------------------------------------------------------------------------------

Money Market Fund             0.35%         0.30%         0.25%         0.20%


The Manager has entered into Sub-Adviser Agreements for the management of the investments of each Portfolio. The Manager is solely responsible for the payment of all fees to the Sub-Adviser. The Sub-Adviser for each Portfolio is Allmerica Asset Management, Inc., a wholly-owned subsidiary of Allmerica Financial Corporation.

IBT provides portfolio accounting and custody services to the Trust and receives fees and reimbursement of certain out-of-pocket expenses for its services from the Trust. The Manager has entered into an Administrative Services Agreement with IBT, whereby IBT performs certain administrative services for the Portfolios and is entitled to receive an administrative fee and certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administrative fee to IBT. The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

4.  REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES

In the event normal operating expenses, excluding taxes, interest, broker commissions, and extraordinary expenses, but including the management fee, exceed 1.00% and 0.60% of average net assets for the Select Investment Grade Income Fund and the Money Market Fund, respectively, the Manager will voluntarily reimburse fees and any expenses in excess of the expense limitation. Expense limitations may be removed or revised at any time after a Portfolio's first fiscal year of operations without prior notice to existing shareholders.

--------------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

--------------------------------------------------------------------------------

5.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, each without a par value.

6.  FOREIGN SECURITIES

Each Portfolio may purchase securities of foreign issuers. The Money Market Fund may invest in only U.S. dollar denominated foreign securities. Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers. The risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

7.  FINANCIAL INSTRUMENTS

Investing in certain financial instruments including futures transactions involves risk other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include the potential for an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under terms of the contracts.

8.  PLAN OF SUBSTITUTION

An order was issued in 2000 by the Securities and Exchange commission ("SEC") approving the substitution at the separate account level of shares of the Allmerica Investment Trust Select Investment Grade Income Fund ("SIGIF") for all of the shares of the Allmerica Investment Trust Select Income Fund ("SIF") and all of the shares of The Fulcrum Trust Strategic Income Portfolio ("Fulcrum Strategic"), another fund managed by the Manager. To the extent required by law, approvals of the substitutions were also obtained from state insurance regulators in certain jurisdictions. The effect of the substitutions was to replace SIF shares and Fulcrum Strategic shares with SIGIF shares. The substitutions were effective on July 1, 2000.

The substitutions were accomplished by an exchange of 174,686,958 shares of SIGIF for the 191,246,857 shares then outstanding (each valued at $0.951) of SIF and for the 134,606 shares then outstanding (each valued at $9.52) of Fulcrum Strategic. The substitutions qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the Portfolios or to the separate account level of shares. SIF's net assets and Fulcrum Strategic's net assets, including $4,795,620 and $46,607, respectively, of unrealized depreciation, were combined with SIGIF for total net assets after the substitutions of $425,857,321.

9.  SUBSEQUENT EVENT

On February 12, 2002, the Board of Trustees of Allmerica Investment Trust (the "Trust") voted to approve a Plan of Distribution and Service (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that a mutual fund may finance activities primarily intended to result in the sale of its shares only pursuant to a plan adopted in accordance with the rule. Under the Plan, each Portfolio would pay a distribution fee equal to an annual rate of up to 0.25% of the Portfolio's average daily net assets. Fees paid by the Portfolios under the Plan would be used for distribution-related expenses such as compensation made to registered broker-dealers as well as payment for shareholder servicing activities.

Rule 12b-1 requires that the Plan be approved with respect to a Portfolio by the vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of that Portfolio. A Special Meeting of Shareholders ("Meeting") of the Portfolios of the Trust is scheduled to be held on March 27, 2002 to vote on the Plan. If the Plan is approved at the Meeting, the Plan is expected to become effective on May 1, 2002.


--------------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

                        REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Allmerica Investment Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments (except for Moody's and S&P Ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Select Investment Grade Income Fund and Money Market Fund (two of the Portfolios constituting the Allmerica Investment Trust, hereafter referred to as the "Trust") at December 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2002

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

                         BOARD OF TRUSTEES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            Number of
                                                                                            Portfolios
                                                 Term of              Principal              in Fund
                                                Office and          Occupation(s)            Complex
                           Position(s) Held     Length of            During Past           Overseen by      Other Directorships
Name, Address and Age         with Trust       Time Served            5 Years(1)             Trustee          Held by Trustee
----------------------------------------------------------------------------------------------------------------------------------
P. Kevin Condron (56)      Trustee, Member    1 Year Term     President and Chief               15        Director, Banknorth
                           of the Audit                       Executive Officer, The                      Group.
                           Committee and      Served Since    Granite Group (wholesale
                           Fund Operations    1998            plumbing and heating),
                           Committee                          1998-present; President,
                                                              Central Supply Co.,
                                                              1983-1997.

Jocelyn S. Davis (48)      Trustee, Member    1 Year Term     Beers & Cutler                    15        None
                           of the Audit                       (professional services),
                           Committee and      Served Since    2001-present; Chief
                           Fund Operations    2001            Financial Officer, AARP
                           Committee                          (non-profit), 1996-2001.

Cynthia A. Hargadon (47)   Trustee, Member    1 Year Term     President, Potomac Asset          15        Director, Wilshire
                           of the Fund                        Mgt. Inc., 2000-present;                    Target Funds,
                           Operations         Served Since    Director of Investments,                    2001-present.
                           Committee,         1997            National Automobile
                           Investment                         Dealers Association,
                           Operations                         1999-2000; President,
                           Committee and                      Stable Value Investment
                           Governance                         Association (investment
                           Committee                          trade group), 1996-1999.

T. Britton Harris, IV      Trustee, Member    1 Year Term     President, Verizon                15        None
(43)                       of the Investment                  Investment Management
                           Operations         Served Since    Corporation, 1990-present.
                           Committee and      2001
                           Governance
                           Committee

Gordon Holmes (63)         Trustee, Chairman  1 Year Term     Instructor at Bentley             15        None
                           of the Audit                       College, 1998-present;
                           Committee and      Served Since    Instructor at Boston
                           Member of the      1991            University, 1997-1998;
                           Fund Operations                    Certified Public
                           Committee                          Accountant; Retired
                                                              Partner, Tofias,
                                                              Fleishman, Shapiro & Co.,
                                                              P.C. (Accountants).

Attiat F. Ott (66)         Trustee, Chairman  1 Year Term     Professor of Economics and        15        None
                           of the Fund                        Director of the Institute
                           Operations         Served Since    for Economic Studies,
                           Committee and      1982            Clark University.
                           Member of the
                           Audit Committee

Ranne P. Warner (57)       Trustee, Chairman  1 Year Term     President, Centros                15        Director, Wainwright
                           of the Governance                  Properties, USA; Owner,                     Bank & Trust Co.
                           Committee, Member  Served Since    Ranne P. Warner and                         (commercial bank);
                           of the Fund        1991            Company.                                    Trustee, Ericksen Trust
                           Operations                                                                     (real estate).
                           Committee and
                           Investment
                           Operations
                           Committee

--------------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

--------------------------------------------------------------------------------

                                                                                            Number of
                                                                                            Portfolios
                                                 Term of              Principal              in Fund
                                                Office and          Occupation(s)            Complex
                           Position(s) Held     Length of            During Past           Overseen by      Other Directorships
Name, Address and Age         with Trust       Time Served            5 Years(1)             Trustee          Held by Trustee
----------------------------------------------------------------------------------------------------------------------------------
*John P. Kavanaugh (47)    Trustee and Vice   1 Year Term     President, Allmerica Asset        15        None
                           President,                         Management, Inc. ("AAM");
                           Chairman of the    Served Since    Vice President, Director,
                           Investment         1995            Chief Investment Officer,
                           Operations                         First Allmerica Financial
                           Committee                          Life Insurance Company
                                                              ("First Allmerica") and
                                                              Allmerica Financial Life
                                                              Insurance and Annuity
                                                              Company ("Allmerica
                                                              Financial Life").

*John F. O'Brien (58)      Trustee and        1 Year Term     President, Chief Executive        15        Director, ABIOMED, Inc.
                           Chairman of the                    Officer and Director,                       (medical devices);
                           Board              Served Since    First Allmerica; Director                   Director, Cabot
                                              1989            and Chairman of the Board,                  Corporation (specialty
                                                              Allmerica Financial Life.                   chemicals); Director,
                                                                                                          TJX Companies, Inc.
                                                                                                          (retail).

*Richard M. Reilly (63)    Trustee and        1 Year Term     Senior Vice President,            15        None
                           President, Member                  First Allmerica; Director,
                           of the Investment  Served Since    AAM.
                           Operations         1991
                           Committee

------------------------

* Messrs. Kavanaugh, O'Brien and Reilly are "interested persons", as defined in the Investment Company Act of 1940 as amended (the "1940 Act"), of the Trust and of Allmerica Financial Corporation ("AFC") because of their affiliations with AFC.

(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same organization for the last five years. The business address of each person is 440 Lincoln Street, Worcester, Massachusetts 01653.

--------------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

                             REGULATORY DISCLOSURES
--------------------------------------------------------------------------------

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio and are not authorized for distribution to prospective investors in the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company unless accompanied or preceded by effective prospectuses for the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company and Allmerica Investment Trust which include important information related to charges and expenses.

                                 CLIENT NOTICES
--------------------------------------------------------------------------------
This report includes financial statements for the Select Investment Grade Income Fund and the Money Market Fund of Allmerica Investment Trust. It does not include financial statements for the separate accounts.

The SEC has modified mailing requirements for annual reports to allow a single copy of this report to be delivered to customers who share the same last name and address. This will automatically apply to all customers. If you would prefer to receive your own copy, please notify us at the phone numberlisted on the back cover of this report.

--------------------------------------------------------------------------------

[LOGO] Allmerica Logo

                       THE ALLMERICA FINANCIAL COMPANIES
First Allmerica Financial Life Insurance Company . Allmerica Financial Life Insurance and Annuity Company (all states except NY) Allmerica Trust Company, N.A. . Allmerica Investments, Inc. . Allmerica Investment Management Company, Inc. . Financial Profiles, Inc. The Hanover Insurance Company . AMGRO, Inc. . Allmerica Financial Alliance Insurance Company . Allmerica Asset Management, Inc. Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of America . Citizens Management Inc.

              440 Lincoln Street, Worcester, Massachusetts 01653

11129NS (12/01)                                                   02-0062